Fair values of financial instruments - Financial assets at fair value through profit or loss (Details) R$ in Thousands	9 Months Ended
Sep. 30, 2023 BRL (R$)
Current financial assets at fair value through profit or loss [abstract]
Balance at January 1, 2023	R$ 87,318
Gains or losses (realized / unrealized) on financial assets at fair value through profit or loss.	20,659
Balance at September 30, 2023	R$ 107,977